UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
Address: 801 N. 96th Street, Omaha, NE 68114

Form 13F File Number: 28-12425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy L Christensen
Title: Executive VP & COO
Phone: (402) 392-2418

Signature, Place, and Date of Signing:

/s/ Cindy L Christensen                Omaha, NE              February 03, 2011
-----------------------                ---------              -----------------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           45

Form 13F Information Table Value Total:                     $118,217
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           TITLE                      SHRS OR     VALUE  INVESTMENT     VOTING AUTORITY
             NAME OF ISSUER                OF CLASS         CUSIP     PRN AMT   (x$1000) DISCRETION   SOLE  SHARED   NONE
3M Company                                 common stock   88579Y101    56590        4884      Y        X
AT&T                                       common stock   00206R102      200           6      Y        X
American Express Company                   common stock   025816109     1000          43      Y        X
Amgen, Inc.                                common stock   031162100    77629        4262      Y        X
Avon Products                              common stock   054303102   133800        3888      Y        X
BP PLC ADR                                 common stock   055622104   111853        4941      Y        X
Becton Dickinson & Company                 common stock   075887109    63475        5365      Y        X
Berkshire Hathaway Class B                 common stock   084670702    55873        4476      Y        X
Boeing Company                             common stock   097023105    65238        4257      Y        X
Bristol-Myers Squibb Company               common stock   110122108   202277        5356      Y        X
CVS Caremark Corporation                   common stock   126650100   141459        4919      Y        X
Caterpillar, Inc.                          common stock   149123101    87315        8178      Y        X
Chevron Corporation                        common stock   166764100     1594         145      Y        X
Cisco Systems, Inc.                        common stock   17275R102     1275          26      Y        X
Coca Cola Company                          common stock   191216100     1577         104      Y        X
Colgate Palmolive                          common stock   194162103      600          48      Y        X
ConocoPhillips                             common stock   20825C104      332          23      Y        X
Devon Energy Corporation                   common stock   25179M103    64727        5082      Y        X
Duke Energy Corporation                    common stock   26441C105     2000          36      Y        X
Exxon Mobil Corporation                    common stock   30231G102      100           7      Y        X
General Electric Company                   common stock   369604103   132430        2422      Y        X
Honda Motor Company                        common stock   438128308   129125        5100      Y        X
Intel Corporation                          common stock   458140100   235025        4943      Y        X
Ishares Barclays Aggregate Bond Fund       common stock   464287226      200          21      Y        X
Johnson & Johnson                          common stock   478160104    73862        4568      Y        X
Kimberly-Clark Corporation                 common stock   494368103    74581        4702      Y        X
Level 3 Communications                     common stock   52729N100    11270          11      Y        X
McDonald's Corporation                     common stock   580135101    42601        3270      Y        X
Microsoft Corporation                      common stock   594918104   217996        6084      Y        X
Pepsico, Inc.                              common stock   713448108      500          33      Y        X
Pfizer, Inc.                               common stock   717081103   165474        2897      Y        X
PowerShares Water Resources Portfolio      common stock   73935X575   219050        4160      Y        X
Procter & Gamble                           common stock   742718109     1750         113      Y        X
SPDR Gold Trust                            common stock   78463V107     4425         614      Y        X
Schlumberger Limited                       common stock   806857108      450          38      Y        X
Target Corporation                         common stock   87612E106      500          30      Y        X
The Bank of New York Mellon Corporation    common stock   064058100    89191        2694      Y        X
Tsakos Energy Navigation Limited           common stock   G9108L108   156531        1565      Y        X
U.S. Bancorp                               common stock   902973304   103381        2788      Y        X
Valero Energy Corporation                  common stock   91913Y100    93787        2168      Y        X
Vanguard Total Bond Market ETF             common stock   921937835      450          36      Y        X
Verizon Communications                     common stock   92343V104   152050        5440      Y        X
Wal-Mart Stores, Inc.                      common stock   931142103    93780        5058      Y        X
Zimmer Holdings, Inc.                      common stock   98956P102    63638        3416      Y        X
Red Oak Hereford Farms 4% Cum Convertible  pref stock     756990875     2000           0      Y        X